Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation
6. SHARE-BASED COMPENSATION

The Company has various stock plans under which employees and directors may be granted nonvested stock. As of December 31, 2012, there were 0.7 million shares available to be granted as nonvested stock under existing stock plans. Previous plans allowed for the granting of non-qualified stock options or incentive stock options. Upon vesting, the stock options allow the participant to purchase common stock at 100% of the market price on the day the options were granted. No options were granted in 2012, 2011 or 2010.

Stock options became exercisable over a three-year vesting period, or earlier upon retirement, and expire 10 years from the date of grant. Expense for stock options was recognized on a straight-line basis over three years from the date of grant or over the period from the date of grant until the participant was retirement-eligible, whichever was less. Treasury shares are issued for nonvested stock awards and for the exercise of stock options.

The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
(in thousands		Average	Average	Aggregate
except exercise		Exercise	Remaining	Intrinsic
price and life)	Options	Price	Life (Years)	Value
Outstanding at December 31, 2009	910	$22.13	4.4	$3,852
Exercised	(582)	22.16
Outstanding at December 31, 2010	328	22.06	3.9	4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	22.36	3.1	3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	$22.35	2.7	$1,859
Exercisable at December 31, 2012	141	$22.35	2.7	$1,859

The aggregate intrinsic values of stock options exercised during 2012, 2011 and 2010, were $0.9 million, $1.7 million and $3.9 million, respectively.

As of December 31, 2012, all stock options outstanding were vested.

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2012:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-21.29	$21.30-24.14	$24.15-30.07
Options outstanding	62	40	39
Weighted-average remaining contractual life, in years	2.3	1.8	4.5
Weighted-average exercise price	$19.49	$22.85	$26.39
Options exercisable	62	40	39
Weighted-average exercise price	$19.49	$22.85	$26.39

The Company's stock plans also provide for the awarding of nonvested stock. Expense for shares of nonvested stock is recognized over five years from the date of grant or during the period from the date of grant until the participant attains age 65, whichever is less. During the period of restriction, the holder of nonvested stock has voting rights and is entitled to receive all dividends and other distributions paid with respect to the stock. The Company expenses awards for nonvested stock based on the fair value of the Company's common stock at the date of the grant.

The following table summarizes the nonvested stock activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2009	424	$24.44	$11,142
Granted	265	34.45
Vested	(259)	27.92
Cancelled	(67)	24.79
Outstanding at December 31, 2010	363	29.20	13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	31.42	15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	$33.22	$12,046

The total intrinsic values of shares vested during 2012, 2011 and 2010, was $11.2 million, $6.2 million and $9.2 million, respectively.

As of December 31, 2012, total remaining unearned compensation, net of expected forfeitures, related to nonvested stock was $8.3 million, which will be amortized over the weighted-average remaining service period of 3.3 years.

Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings was $10.1 million, $7.8 million and $5.7 million in 2012, 2011 and 2010, respectively. Tax related benefits of $2.4 million, $1.2 million and $0.7 million were also recognized in 2012, 2011 and 2010, respectively. Cash received from the exercise of stock options was $1.5 million, $2.6 million and $12.9 million for 2012, 2011 and 2010, respectively, and is reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows.